Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated other Comprehensive Income	Equity attributable to Jiuzi	Non- Controlling interest	Total
Balance at Oct. 31, 2021	$ 21,427	$ 13,150,667	$ 891,439	$ 7,459,539	$ 541,615	$ 22,064,687	$ 264,685	$ 22,329,372
Balance (in Shares) at Oct. 31, 2021	1,190,380
Contribution (Distribution) in capital							(95,990)	(95,990)
Net Income (Loss)				(5,243,232)		(5,243,232)	(7,507)	(5,250,739)
Appropriations to statutory reserves
Foreign currency translation adjustment					(754,885)	(754,885)	2,157	(752,728)
Balance at Apr. 30, 2022	$ 21,427	13,150,667	891,439	2,216,307	(213,270)	16,066,570	163,345	16,229,915
Balance (in Shares) at Apr. 30, 2022	1,190,380
Balance at Oct. 31, 2022	$ 24,545	15,444,233	891,439	(9,342,111)	(1,074,299)	5,943,807	137,413	6,081,220
Balance (in Shares) at Oct. 31, 2022	1,363,630
Shares issued for cash proceeds, net	$ 8,000	1,192,000				1,200,000		1,200,000
Shares issued for cash proceeds, net (in Shares)	444,444
Shares issued for compensation	$ 3,200	536,800				540,000		540,000
Shares issued for compensation (in Shares)	177,778
Shares issued for debt conversion	$ 10,781	1,662,319				1,673,100		1,673,100
Shares issued for debt conversion (in Shares)	598,952
Contribution (Distribution) in capital							(7,218)	(7,218)
Net Income (Loss)				(6,537,968)		(6,537,968)	(10,662)	(6,548,630)
Appropriations to statutory reserves
Foreign currency translation adjustment					687,899	687,899	(16,404)	671,495
Balance at Apr. 30, 2023	$ 46,526	$ 18,835,352	$ 891,439	$ (15,880,079)	$ (386,400)	$ 3,506,838	$ 103,129	$ 3,609,967
Balance (in Shares) at Apr. 30, 2023	2,584,804